PREFERRED STOCK (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Outstanding - Beginning Balance	563,689	83,899
Number of Shares - Issued in connection with convertible debt offerings	300,000	555,555
Preferred Stock Option Outstanding - Options Exercised	(552,777)	0
Preferred Stock Option Outstanding - Options Cancelled		(75,765)
Option Outstanding - Ending Balance	310,911	563,689	83,899
Weighted Average Exercise Price - Beginning Balance	$ 9.00	$ 6.00
Weighted Average Exercise Price - Issued in connection with convertible debt offerings	18.00	9.00
Weighted Average Exercise Price - Exercised	9.00	0
Weighted Average Exercise Price - Options cancelled		6.00
Weighted Average Exercise Price - Ending Balance	$ 18.00	$ 9.00	$ 6.00
Weighted Average Remaining Contractual Term-Balance	600 years	403 years 6 months	711 years